Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CNY (¥) shares
Consolidated Balance Sheets
Accrued expenses and other payables of VIE without recourse to the Company | ¥		¥ 455,577		¥ 0
Common shares, Par value (in dollars per share) | $ / shares	$ 0.01		$ 0.01
Common shares, authorized shares		500,000,000		500,000,000
Common shares, Issued shares		48,177,742		49,007,244
Common shares, Outstanding shares		45,796,886		45,796,886
Treasury shares, number of common shares		585,358		585,358